Loans (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Loans (Textual) [Abstract]
Other loans include deposit customer overdrafts	$ 3,250		$ 2,795
1-4 family residential loans	11,276		20,746
Deferred loan fees			508
Deferred loan costs	673
Non-impaired loan, collateralized by a bank branch operated under an operating lease	2,716
Cost of purchase of bank branch		2,900
Cash consideration used to purchase the branch	184
Outstanding loan balance to purchase the branch	$ 2,716